COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingencies [abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 27 – COMMITMENTS AND CONTINGENCIES

Capital expenses commitments

As of December 31, 2022, and 2021, Grupo Aval and its subsidiaries had contractual disbursement commitments of capital expenditures, for tangible assets for Ps. 18,118 and Ps. 98,110, respectively; and for intangible assets for Ps. 45,186 and Ps. 129,465 respectively.

Contingencies

As of December 31, 2022, and 2021, Grupo Aval and its subsidiaries were part of administrative and legal proceedings as defendants; the claims of proceedings were assessed based on analyses and opinions of seasoned lawyers for Ps. 755,656 and Ps. 529,639 respectively in the following legal contingencies were determined:

Labor Proceedings

As of December 31, 2022, and 2021, the outstanding balances recognized for labor complaints amounted to Ps. 123,603 and Ps. 139,698 respectively. Historically, many of these proceedings have been resolved in favor of Grupo Aval and its subsidiaries.

Civil Proceedings

As of December 31, 2022, and 2021, the result of the assessment of claims for civil suits, not including those with remote probability, reached outstanding balances recognized of Ps. 273,795 and Ps. 251,523 respectively.

Administrative, Tax Proceedings and Other Proceedings

Claims derived from administrative and judicial processes include those of fiscal responsibility over concession contracts, tax proceedings and other, filed by national and local tax authorities. These authorities may establish, in some cases, sanctions in which Grupo Aval and its subsidiaries may incur as a result of: (i) the performance of their duty as a withholder or collector of national and local taxes, and/or (ii) the obligation to pay a higher tax amount in their condition of taxpayers. As of December 31, 2022, the outstanding balances recognized for these claims amounted to Ps. 358,258 . As of December 31, 2021, these amounted to Ps. 138,418.

Other matters

The outcomes of the following legal processes cannot be necessarily classified as “possible” in accordance with IAS 37, however, they are being disclosed herein in consideration of their relevance.

Class Action before the Administrative Tribune of Cundinamarca in connection with the Ruta del Sol Sector 2 Project

On January 26, 2017, the Inspector-General’s Office (Procuraduría General de la Nación or “PGN”) filed a class action against CRDS, (a company formed by Constructora Norberto Odebrecht S.A., Odebrecht Investimentos em Infraestructura Ltda., CSS Constructores S.A. and Episol), the National Infrastructure Agency ("ANI") and its members, for allegedly violating the collective rights of administrative morality, defense of public patrimony, and access to public services in connection with the Ruta del Sol Sector 2 project. On December 6, 2018, the Administrative Tribunal of Cundinamarca (“TAC”), the body presiding over the class action, issued a first instance ruling against CRDS, and all its shareholders, including Episol, and other individuals and entities. The TAC found the defendants jointly and severally liable for the damages caused to the collective interests and ordered the payment of Ps. 800,156 to the Colombian Ministry of Transportation. The TAC also debarred the defendants for a term of ten years, during which time they would be prohibited from contracting with the Colombian government and holding public office. Subsequently, in an order dated February 8, 2019, the TAC corrected certain arithmetical errors in its ruling, and reduced the amount of the fine to Ps. 715,656.

The aforementioned ruling is not final and appeals were filed by Episol and the other defendants, which were granted by the TAC on February 25, 2019 and will be heard by the Consejo de Estado (Colombia’s Supreme Court on administrative matters).  On February 14, 2020, the Consejo de Estado issued a ruling regarding the effects of the appeal, specifying that the provisions of the first instance ruling regarding the delivery of money or other goods as well as the debarment from government contracting would only become enforceable in the event of a final second instance ruling by the Consejo del Estado confirming the decision under appeal.

In the case of Episol, its appeal filing seeks revocation of the TAC’s first instance ruling against it on the basis of multiple substantive and procedural defects.

It is not possible to establish how much time it will take for the Consejo de Estado to make a decision in relation to this case. In the event that the decision of the TAC is confirmed and Episol is compelled to assume the entire amount of the penalty, the maximum impact to the net attributable profit of Grupo Aval would be Ps. 290,031.

Investigations by United States authorities

In late 2018, the Department of Justice of the United States ("DOJ") and the United States Securities and Exchange Commission ("SEC") informed Grupo Aval that they had opened an investigation on matters related to the Ruta del Sol Sector 2 project. Grupo Aval is cooperating with the DOJ and the SEC in these investigations and is in discussions regarding potential resolutions. However, we are currently unable to predict the outcome of the investigations or our discussions with the regulators, the amount of any penalties we may be required to pay or whether the outcome of these investigations will result in additional obligations.